Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate

NOTE 8 Real Estate

A summary of real estate at December 31 is as follows:

	2011			2010
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgement subject to redemption	$49	4,227	4,276	333	0	333
Real estate acquired through foreclosure	2,411	10,754	13,165	4,182	10,536	14,718
Real estate acquired through deed in lieu of foreclosure	45	5,498	5,543	375	5,307	5,682
Real estate acquired in satisfaction of debt	0	106	106	0	106	106

	2,505	20,585	23,090	4,890	15,949	20,839
Allowance for losses	(556)	(5,918)	(6,474)	(979)	(3,478)	(4,457)

	$1,949	14,667	16,616	3,911	12,471	16,382